Retirement benefits - Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation
Statement [Line Items]
At 1 January	$ 96	$ 91	$ 250
Interest expense/(income)	3	3	6
Settlement loss including transaction costs			14
Total	3	3	20
Demographic assumptions	(3)	(1)
Financial assumptions	10	9	(14)
Experience adjustments	1	(1)	(3)
Re-measurement loss/(gain)	8	7	(17)
Exchange adjustments	2	1	(1)
Total	10	8	(18)
Benefits paid	(6)	(6)	(11)
Settlement payments			(150)
Total	(6)	(6)	(161)
At 31 December	103	96	91
Defined benefit obligation | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	31	26	24
Defined benefit obligation | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	50	48	45
Defined benefit obligation | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	22	22	22
Fair value of plan assets
Statement [Line Items]
At 1 January			(152)
Interest expense/(income)			(2)
Settlement loss including transaction costs			1
Total			(1)
Return on plan assets			8
Re-measurement loss/(gain)			8
Total			8
Group contributions	(6)	(6)	(16)
Benefits paid	6	6	11
Settlement payments			150
Total			145
Net defined benefit liability (asset) [member]
Statement [Line Items]
At 1 January	96	91	98
Interest expense/(income)	3	3	4
Settlement loss including transaction costs			15
Total	3	3	19
Demographic assumptions	(3)	(1)
Financial assumptions	10	9	(14)
Experience adjustments	1	(1)	(3)
Return on plan assets			8
Re-measurement loss/(gain)	8	7	(9)
Exchange adjustments	2	1	(1)
Total	10	8	(10)
Group contributions	(6)	(6)	(16)
Total	(6)	(6)	(16)
At 31 December	103	96	91
Net defined benefit liability (asset) [member] | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	31	26	24
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	50	48	45
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	$ 22	$ 22	22
Movement in asset restriction
Statement [Line Items]
At 1 January			3
Recognised in other comprehensive income			$ (3)